Schedule II (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Valuation Reserve [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	$ 70.7	$ 102.1	$ 101.9
Valuation Allowances and Reserves, Charged to Cost and Expense	26.9	18.4	57.0
Valuation Allowances and Reserves, Adjustments	(0.4)	(0.9)	1.6
Valuation Allowances and Reserves, Deductions	(37.9)	(48.9)	(58.4)
Valuation Allowances and Reserves, Ending Balance	59.3	70.7	102.1
Reserve for Doubtful Accounts and Cash Discounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	43.0	42.2	40.6
Valuation Allowances and Reserves, Charged to Cost and Expense	63.7	70.4	70.1
Valuation Allowances and Reserves, Adjustments	(0.3)	(1.0)	0.9
Valuation Allowances and Reserves, Deductions	(70.4)	(68.6)	(69.4)
Valuation Allowances and Reserves, Ending Balance	$ 36.0	$ 43.0	$ 42.2